Revenue Recognition - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Contract Liabilities [Abstract]
Balance at end of period	$ 349	$ 520		$ 579
Balance at beginning of period		579	579	17
Recognition of revenue			(579)	(17)
Deferral of revenue	$ 349	$ (59)		$ 579